Allstate Life Insurance Company of New York
              Allstate Life of New York Variable Annuity Account II

Supplement to:             Allstate Variable Annuity 3
                           Prospectus Dated May 1, 2002

This supplement corrects an error appearing in your prospectus. The annual contract maintenance charge, as listed on pages 4, 7 and 21 of your prospectus is $35. All references to the contract maintenance charge amount are hereby changed to reflect the correct $35 amount.

Please keep this supplement for future reference together with your prospectus.

June 14, 2002